Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Nuveen Investment Trust II
Entity Central Index Key	0001041673
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000023382 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Dividend Growth Fund
Class Name	Class I Shares
Trading Symbol	NSBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Dividend Growth Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$69	0.66%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.66%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Dividend Growth Fund returned 9.70% for Class I Shares at net asset value (NAV) for the 12 months ended July 31, 2025. The Fund significantly underperformed the S&P 500 Index, which returned 16.33%.

•  Top contributors to relative performance

•  Overweight to Broadcom Inc.

•  Security selection in the consumer staples sector, led by overweights to Philip Morris International Inc. and Walmart Inc.

•  Overweight to Amphenol Corporation.

•  Top detractors from relative performance

•  Lack of exposure to NVIDIA Corporation.

•  Security selection and an overweight to the health care sector, including overweights to Elevance Health, Inc., UnitedHealth Group Inc. and Zoetis, Inc. along with an out‑of‑benchmark position in Novo Nordisk A/S.

•  An underweight and security selection in the communication services sector, including an underweight to Meta Platforms Inc. and an overweight to Comcast Corporation

•  Overweight to Accenture Plc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	9.70%	12.94%	11.15%

S&P 500® Index	16.33%	15.88%	13.66%

Lipper Equity Income Funds Classification Average	8.65%	12.37%	9.33%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,343,432,396
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 37,319,585
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2025)

Fund net assets	$6,343,432,396

Total number of portfolio holdings	45

Portfolio turnover (%)	12%

Total management fees paid for the year	$ 37,319,585

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000125378 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Dividend Growth Fund
Class Name	Class R6 Shares
Trading Symbol	NSBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Dividend Growth Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$64	0.61%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.61%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Dividend Growth Fund returned 9.77% for Class R6 Shares at net asset value (NAV) for the 12 months ended July 31, 2025. The Fund significantly underperformed the S&P 500 Index, which returned 16.33%.

•  Top contributors to relative performance

•  Overweight to Broadcom Inc.

•  Security selection in the consumer staples sector, led by overweights to Philip Morris International Inc. and Walmart Inc.

•  Overweight to Amphenol Corporation.

•  Top detractors from relative performance

•  Lack of exposure to NVIDIA Corporation.

•  Security selection and an overweight to the health care sector, including overweights to Elevance Health, Inc., UnitedHealth Group Inc. and Zoetis, Inc. along with an out‑of‑benchmark position in Novo Nordisk A/S.

•  An underweight and security selection in the communication services sector, including an underweight to Meta Platforms Inc. and an overweight to Comcast Corporation.

•  Overweight to Accenture Plc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	9.77%	13.00%	11.22%

S&P 500® Index	16.33%	15.88%	13.66%

Lipper Equity Income Funds Classification Average	8.65%	12.37%	9.33%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,343,432,396
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 37,319,585
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2025)

Fund net assets	$6,343,432,396

Total number of portfolio holdings	45

Portfolio turnover (%)	12%

Total management fees paid for the year	$ 37,319,585

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000023381 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Dividend Growth Fund
Class Name	Class C Shares
Trading Symbol	NSBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Dividend Growth Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$173	1.66%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.66%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Dividend Growth Fund returned 8.61% for Class C Shares at net asset value (NAV) for the 12 months ended July 31, 2025. The Fund significantly underperformed the S&P 500 Index, which returned 16.33%.

•  Top contributors to relative performance

•  Overweight to Broadcom Inc.

•  Security selection in the consumer staples sector, led by overweights to Philip Morris International Inc. and Walmart Inc.

•  Overweight to Amphenol Corporation.

•  Top detractors from relative performance

•  Lack of exposure to NVIDIA Corporation.

•  Security selection and an overweight to the health care sector, including overweights to Elevance Health, Inc., UnitedHealth Group Inc. and Zoetis, Inc. along with an out‑of‑benchmark position in Novo Nordisk A/S.

•  An underweight and security selection in the communication services sector, including an underweight to Meta Platforms Inc. and an overweight to Comcast Corporation.

•  Overweight to Accenture Plc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	8.61%	11.82%	10.21%

S&P 500® Index	16.33%	15.88%	13.66%

Lipper Equity Income Funds Classification Average	8.65%	12.37%	9.33%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,343,432,396
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 37,319,585
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2025)

Fund net assets	$6,343,432,396

Total number of portfolio holdings	45

Portfolio turnover (%)	12%

Total management fees paid for the year	$ 37,319,585

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000023379 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Dividend Growth Fund
Class Name	Class A Shares
Trading Symbol	NSBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Dividend Growth Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$95	0.91%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.91%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Dividend Growth Fund returned 9.43% for Class A Shares at net asset value (NAV) for the 12 months ended July 31, 2025. The Fund significantly underperformed the S&P 500 Index, which returned 16.33%.

•  Top contributors to relative performance

•  Overweight to Broadcom Inc.

•  Security selection in the consumer staples sector, led by overweights to Philip Morris International Inc. and Walmart Inc.

•  Overweight to Amphenol Corporation.

•  Top detractors from relative performance

•  Lack of exposure to NVIDIA Corporation.

•  Security selection and an overweight to the health care sector, including overweights to Elevance Health, Inc., UnitedHealth Group Inc. and Zoetis, Inc. along with an out‑of‑benchmark position in Novo Nordisk A/S.

•  An underweight and security selection in the communication services sector, including an underweight to Meta Platforms Inc. and an overweight to Comcast Corporation.

•  Overweight to Accenture Plc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	9.43%	12.66%	10.87%

Class A Shares at maximum sales charge (Offering Price)	3.13%	11.34%	10.22%

S&P 500® Index	16.33%	15.88%	13.66%

Lipper Equity Income Funds Classification Average	8.65%	12.37%	9.33%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,343,432,396
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 37,319,585
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2025)

Fund net assets	$6,343,432,396

Total number of portfolio holdings	45

Portfolio turnover (%)	12%

Total management fees paid for the year	$ 37,319,585

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000076404 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Winslow Large-Cap Growth ESG Fund
Class Name	Class A Shares
Trading Symbol	NWCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Winslow Large-Cap Growth ESG Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$98	0.90%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.90%	[5]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Winslow Large-Cap Growth ESG Fund returned 18.28% for Class A Shares at net asset value (NAV) for the 12 months ended July 31, 2025. The Fund significantly underperformed the Russell 1000 Growth Index, which returned 23.75%.

•  Top contributors to relative performance

•  Security selection in the industrials sector, led by overweights to Howmet Aerospace Inc. and Vertiv Holdings Co.

•  An underweight to Apple Inc.

•  An overweight position in Spotify Technology SA.

•  Top detractors from relative performance

•  Security selection and an underweight position in the information technology sector, including an out-of-benchmark position in ASML Holding NV. The position was sold during the reporting period.

•  An underweight to Meta Platforms Inc.

•  Security selection in the consumer discretionary sector, including an underweight position in Tesla, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	18.28%	15.10%	15.40%

Class A Shares at maximum sales charge (Offering Price)	11.48%	13.74%	14.72%

Russell 1000® Index	16.54%	15.49%	13.38%

Russell 1000® Growth Index	23.75%	17.27%	17.06%

Lipper Large-Cap Growth Funds Classification Average	21.58%	14.26%	14.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 902,328,022
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 5,780,066
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2025)

Fund net assets	$902,328,022

Total number of portfolio holdings	42

Portfolio turnover (%)	95%

Total management fees paid for the year	$ 5,780,066

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective September 30, 2024, Stephan Petersen retired from Winslow Capital Management and is no longer a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000076405 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Winslow Large‑Cap Growth ESG Fund
Class Name	Class C Shares
Trading Symbol	NWCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Winslow Large‑Cap Growth ESG Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$179	1.65%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.65%	[6]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Winslow Large‑Cap Growth ESG Fund returned 17.39% for Class C Shares at net asset value (NAV) for the 12 months ended July 31, 2025. The Fund significantly underperformed the Russell 1000 Growth Index, which returned 23.75%.

•  Top contributors to relative performance

•  Security selection in the industrials sector, led by overweights to Howmet Aerospace Inc. and Vertiv Holdings Co.

•  An underweight to Apple Inc.

•  An overweight position in Spotify Technology SA.

•  Top detractors from relative performance

•  Security selection and an underweight position in the information technology sector, including an out‑of‑benchmark position in ASML Holding NV. The position was sold during the reporting period.

•  An underweight to Meta Platforms Inc.

•  Security selection in the consumer discretionary sector, including an underweight position in Tesla, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	17.39%	14.23%	14.71%

Russell 1000® Index	16.54%	15.49%	13.38%

Russell 1000® Growth Index	23.75%	17.27%	17.06%

Lipper Large-Cap Growth Funds Classification Average	21.58%	14.26%	14.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 902,328,022
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 5,780,066
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2025)

Fund net assets	$902,328,022

Total number of portfolio holdings	42

Portfolio turnover (%)	95%

Total management fees paid for the year	$ 5,780,066

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective September 30, 2024, Stephan Petersen retired from Winslow Capital Management and is no longer a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000125379 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Winslow Large‑Cap Growth ESG Fund
Class Name	Class R6 Shares
Trading Symbol	NWCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Winslow Large‑Cap Growth ESG Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$59	0.54%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.54%	[7]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Winslow Large‑Cap Growth ESG Fund returned 18.71% for Class R6 Shares at net asset value (NAV) for the 12 months ended July 31, 2025. The Fund significantly underperformed the Russell 1000 Growth Index, which returned 23.75%.

•  Top contributors to relative performance

•  Security selection in the industrials sector, led by overweights to Howmet Aerospace Inc. and Vertiv Holdings Co.

•  An underweight to Apple Inc.

•  An overweight position in Spotify Technology SA.

•  Top detractors from relative performance

•  Security selection and an underweight position in the information technology sector, including an out‑of‑benchmark position in ASML Holding NV. The position was sold during the reporting period.

•  An underweight to Meta Platforms Inc.

•  Security selection in the consumer discretionary sector, including an underweight position in Tesla, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	18.71%	15.53%	15.87%

Russell 1000® Index	16.54%	15.49%	13.38%

Russell 1000® Growth Index	23.75%	17.27%	17.06%

Lipper Large-Cap Growth Funds Classification Average	21.58%	14.26%	14.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 902,328,022
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 5,780,066
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2025)

Fund net assets	$902,328,022

Total number of portfolio holdings	42

Portfolio turnover (%)	95%

Total management fees paid for the year	$ 5,780,066

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective September 30, 2024, Stephan Petersen retired from Winslow Capital Management and is no longer a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000076407 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Winslow Large‑Cap Growth ESG Fund
Class Name	Class I Shares
Trading Symbol	NVLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Winslow Large‑Cap Growth ESG Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$71	0.65%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.65%	[8]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Winslow Large‑Cap Growth ESG Fund returned 18.58% for Class I Shares at net asset value (NAV) for the 12 months ended July 31, 2025. The Fund significantly underperformed the Russell 1000 Growth Index, which returned 23.75%.

•  Top contributors to relative performance

•  Security selection in the industrials sector, led by overweights to Howmet Aerospace Inc. and Vertiv Holdings Co.

•  An underweight to Apple Inc.

•  An overweight position in Spotify Technology SA.

•  Top detractors from relative performance

•  Security selection and an underweight position in the information technology sector, including an out‑of‑benchmark position in ASML Holding NV. The position was sold during the reporting period.

•  An underweight to Meta Platforms Inc.

•  Security selection in the consumer discretionary sector, including an underweight position in Tesla, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	18.58%	15.38%	15.69%

Russell 1000® Index	16.54%	15.49%	13.38%

Russell 1000® Growth Index	23.75%	17.27%	17.06%

Lipper Large-Cap Growth Funds Classification Average	21.58%	14.26%	14.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 902,328,022
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 5,780,066
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2025)

Fund net assets	$902,328,022

Total number of portfolio holdings	42

Portfolio turnover (%)	95%

Total management fees paid for the year	$ 5,780,066

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective September 30, 2024, Stephan Petersen retired from Winslow Capital Management and is no longer a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000115039 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Global Dividend Growth Fund
Class Name	Class I Shares
Trading Symbol	NUGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Global Dividend Growth Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$93	0.90%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.90%	[9]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Global Dividend Growth Fund returned 7.57% for Class I Shares at net asset value (NAV) for the 12 months ended July 31, 2025. The Fund significantly underperformed the MSCI World (Net), which returned 15.72%.

•  Top contributors to relative performance

•  Security selection in the information technology sector, led by an overweight to Broadcom Inc. and an out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Co., Ltd.

•  Overweight to JPMorgan Chase & Co.

•  Overweight to Philip Morris International Inc.

•  Top detractors from relative performance

•  Security selection and an overweight to the health care sector, including overweights to Novo Nordisk A/S, UnitedHealth Group Incorporated and Zoetis, Inc.

•  Lack of exposure to NVIDIA Corporation.

•  Security selection and an overweight to the communication services sector, including lack of exposure to Meta Platforms Inc. and an overweight to Comcast Corporation.

•  Security selection in the consumer discretionary sector, including an overweight to LVMH Moet Hennessy Louis Vuitton SE.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	7.57%	10.60%	8.06%

MSCI World Index (Net)	15.72%	13.78%	10.60%

Lipper Global Equity Income Funds Classification Average	12.68%	10.86%	7.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 18,998,856
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 135,419
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2025)

Fund net assets	$18,998,856

Total number of portfolio holdings	48

Portfolio turnover (%)	14%

Total management fees paid for the year	$ 135,419

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000115037 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Global Dividend Growth Fund
Class Name	Class C Shares
Trading Symbol	NUGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Global Dividend Growth Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$196	1.90%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	1.90%	[10]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Global Dividend Growth Fund returned 6.51% for Class C Shares at net asset value (NAV) for the 12 months ended July 31, 2025. The Fund significantly underperformed the MSCI World (Net), which returned 15.72%.

•  Top contributors to relative performance

•  Security selection in the information technology sector, led by an overweight to Broadcom Inc. and an out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Co., Ltd.

•  Overweight to JPMorgan Chase & Co.

•  Overweight to Philip Morris International Inc.

•  Top detractors from relative performance

•  Security selection and an overweight to the health care sector, including overweights to Novo Nordisk A/S, UnitedHealth Group Incorporated and Zoetis, Inc.

•  Lack of exposure to NVIDIA Corporation.

•  Security selection and an overweight to the communication services sector, including lack of exposure to Meta Platforms Inc. and an overweight to Comcast Corporation.

•  Security selection in the consumer discretionary sector, including an overweight to LVMH Moet Hennessy Louis Vuitton SE.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	6.51%	9.50%	7.15%

MSCI World Index (Net)	15.72%	13.78%	10.60%

Lipper Global Equity Income Funds Classification Average	12.68%	10.86%	7.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 18,998,856
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 135,419
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2025)

Fund net assets	$18,998,856

Total number of portfolio holdings	48

Portfolio turnover (%)	14%

Total management fees paid for the year	$ 135,419

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000115036 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Global Dividend Growth Fund
Class Name	Class A Shares
Trading Symbol	NUGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Global Dividend Growth Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$119	1.15%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.15%	[11]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Global Dividend Growth Fund returned 7.33% for Class A Shares at net asset value (NAV) for the 12 months ended July 31, 2025. The Fund significantly underperformed the MSCI World (Net), which returned 15.72%.

•  Top contributors to relative performance

•  Security selection in the information technology sector, led by an overweight to Broadcom Inc. and an out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Co., Ltd.

•  Overweight to JPMorgan Chase & Co.

•  Overweight to Philip Morris International Inc.

•  Top detractors from relative performance

•  Security selection and an overweight to the health care sector, including overweights to Novo Nordisk A/S, UnitedHealth Group Incorporated and Zoetis, Inc.

•  Lack of exposure to NVIDIA Corporation.

•  Security selection and an overweight to the communication services sector, including lack of exposure to Meta Platforms Inc. and an overweight to Comcast Corporation.

•  Security selection in the consumer discretionary sector, including an overweight to LVMH Moet Hennessy Louis Vuitton SE.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	7.33%	10.33%	7.80%

Class A Shares at maximum sales charge (Offering Price)	1.16%	9.03%	7.17%

MSCI World Index (Net)	15.72%	13.78%	10.60%

Lipper Global Equity Income Funds Classification Average	12.68%	10.86%	7.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 18,998,856
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 135,419
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2025)

Fund net assets	$18,998,856

Total number of portfolio holdings	48

Portfolio turnover (%)	14%

Total management fees paid for the year	$ 135,419

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000115040 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Dividend Growth Fund
Class Name	Class A Shares
Trading Symbol	NUIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen International Dividend Growth Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$117	1.15%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.15%	[12]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen International Dividend Growth Fund returned 4.04% for Class A Shares at net asset value (NAV) for the 12 months ended July 31, 2025. The Fund significantly underperformed the MSCI EAFE Index (Net), which returned 12.77%.

•  Top contributors to relative performance

•  Security selection in the information technology sector, led by an out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Co., lack of exposure to ASML Holding NV and an overweight to SAP SE.

•  Overweight to BAE Systems plc.

•  Top detractors from relative performance

•  Security selection and an underweight to the financials sector, including an overweight to ORIX Corporation.

•  Security selection and an overweight to the health care sector, including overweights to Novo Nordisk A/S and Sanofi SA.

•  Security selection and an underweight to the industrials sector, including an out‑of‑benchmark position in Canadian National Railway Company.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	4.04%	7.51%	4.44%

Class A Shares at maximum sales charge (Offering Price)	(1.94)%	6.24%	3.82%

MSCI EAFE® Index (Net)	12.77%	10.34%	6.14%

Lipper International Equity Income Funds Classification Average	13.29%	10.09%	5.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 5,404,942
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 37,944
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2025)

Fund net assets	$5,404,942

Total number of portfolio holdings	37

Portfolio turnover (%)	22%

Total management fees paid for the year	$ 37,944

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000115041 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Dividend Growth Fund
Class Name	Class C Shares
Trading Symbol	NUICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen International Dividend Growth Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$193	1.90%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.90%	[13]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen International Dividend Growth Fund returned 3.23% for Class C Shares at net asset value (NAV) for the 12 months ended July 31, 2025. The Fund significantly underperformed the MSCI EAFE Index (Net), which returned 12.77%.

•  Top contributors to relative performance

•  Security selection in the information technology sector, led by an out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Co., lack of exposure to ASML Holding NV and an overweight to SAP SE.

•  Overweight to BAE Systems plc.

•  Top detractors from relative performance

•  Security selection and an underweight to the financials sector, including an overweight to ORIX Corporation.

•  Security selection and an overweight to the health care sector, including overweights to Novo Nordisk A/S and Sanofi SA.

•  Security selection and an underweight to the industrials sector, including an out‑of‑benchmark position in Canadian National Railway Company.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	3.23%	6.70%	3.81%

MSCI EAFE® Index (Net)	12.77%	10.34%	6.14%

Lipper International Equity Income Funds Classification Average	13.29%	10.09%	5.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 5,404,942
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 37,944
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2025)

Fund net assets	$5,404,942

Total number of portfolio holdings	37

Portfolio turnover (%)	22%

Total management fees paid for the year	$ 37,944

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000115043 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Dividend Growth Fund
Class Name	Class I Shares
Trading Symbol	NUIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen International Dividend Growth Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$92	0.90%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.90%	[14]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen International Dividend Growth Fund returned 4.30% for Class I Shares at net asset value (NAV) for the 12 months ended July 31, 2025. The Fund significantly underperformed the MSCI EAFE Index (Net), which returned 12.77%.

•  Top contributors to relative performance

•  Security selection in the information technology sector, led by an out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Co., lack of exposure to ASML Holding NV and an overweight to SAP SE.

•  Overweight to BAE Systems plc.

•  Top detractors from relative performance

•  Security selection and an underweight to the financials sector, including an overweight to ORIX Corporation.

•  Security selection and an overweight to the health care sector, including overweights to Novo Nordisk A/S and Sanofi SA.

•  Security selection and an underweight to the industrials sector, including an out‑of‑benchmark position in Canadian National Railway Company.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	4.30%	7.77%	4.69%

MSCI EAFE® Index (Net)	12.77%	10.34%	6.14%

Lipper International Equity Income Funds Classification Average	13.29%	10.09%	5.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 5,404,942
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 37,944
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2025)

Fund net assets	$5,404,942

Total number of portfolio holdings	37

Portfolio turnover (%)	22%

Total management fees paid for the year	$ 37,944

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses

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